Lease Right-of-Use Asset and Lease Liabilities (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Leases [Abstract]
Schedule of Initial Recognition of Operating Lease Right and Lease Liability	The initial recognition of operating lease right and lease liability as follow:
Gross lease payable	$27,632
Less: imputed interest	(860)
Initial recognition as of August 1, 2019	$26,772
The initial recognition of operating lease right and lease liability as follow:
Gross lease payable	$27,632
Less: imputed interest	(860)
Initial recognition as of August 1, 2019	$26,772

Schedule of Operating Lease Right of Use Asset

As of October 31, 2020, operating lease right of use asset as follow:

Initial recognition as of August 1, 2019	$26,772
Additional portion from 1 July 31, 2020 to 30 June 2021	2,719
Accumulated amortization	(19,153)
Foreign exchange translation gain	224
Balance as of October 31, 2020	$10,562

As of July 31, 2020 operating lease right of use asset as follow:

Initial recognition as of August 1, 2019	$26,772
Additional portion from 1 July 31, 2020 to 30 June 2021	2,719
Accumulated amortization	(15,105)
Foreign exchange translation loss	(235)
Balance as of July 31, 2020	$14,151

Schedule of Operating Lease Liability

As of October 31, 2020, operating lease liability as follow:

Initial recognition as of August 1, 2019	$26,772
Add: additional portion (increase of leasing fee)	2,719
Less: gross repayment	(18,184)
Add: imputed interest	874
Foreign exchange translation loss	224
Balance as of October 31, 2020	$12,405
Less: lease liability current portion	(12,405)
Lease liability non-current portion	$-

As of July 31, 2020, operating lease liability as follow:

Initial recognition as of August 1, 2019	$26,772
Add: additional portion (increase of leasing fee)	2,719
Less: gross repayment	(14,151)
Add: imputed interest	743
Foreign exchange translation gain	549
Balance as of July 31, 2020	$16,632
Less: lease liability current portion	(16,632)
Lease liability non-current portion	$-

Schedule of Maturities of Operating Lease Obligation	Maturities of operating lease obligation as follow:
Year ending
$-
July 31, 2021 (8 months)	12,325
Total	$12,325
Maturities of operating lease obligation as follow:
Year ending
$-
July 31, 2021 (11 months)	16,632
Total	$16,632

Schedule of Other Information

Other information:

	Period ended October 31
	2020	2019
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	$4,227	$23,801
Right-of-use assets obtained in exchange for operating lease liabilities	10,562	14,151
Remaining lease term for operating lease (years)	0.7	1.5
Weighted average discount rate for operating lease	3.3%	3.1%

Other information:

	Year ended July 31,
	2020	2019
	(Audited)	(Audited)
Cash paid for amounts included in the measurement of lease liabilities:		-
Operating cash flow from operating lease	$16,632	$-
Right-of-use assets obtained in exchange for operating lease liabilities	14,151
Remaining lease term for operating lease (years)	0.9	-
Weighted average discount rate for operating lease	3.3%	-